Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 22, 2023	Dec. 21, 2023
Related Party Transaction [Line Items]
Front End Limited Company	$ 500.6	$ 456.4	$ 359.3
Magni Partners Limited	50.4	49.2	45.1
Drew Holdings Limited	3.8	(0.3)	(0.3)
Additional paid in capital	521.9	340.8		$ 290.6	$ 2,290.6
Other affiliates | Front End Limited Company
Related Party Transaction [Line Items]
Front End Limited Company	1.7	3.4	2.7
Other affiliates | Magni Partners Limited
Related Party Transaction [Line Items]
Magni Partners Limited	0.0	0.0	0.6
Deferred finance charges - Magni	0.0	0.0	2.3
Additional paid in capital	0.8	0.0	0.6
Other affiliates | Drew Holdings Limited
Related Party Transaction [Line Items]
Drew Holdings Limited	$ 0.0	$ 0.0	$ 1.0